Bingham McCutchen LLP

One Federal Street

Boston, Massachusetts 02110

August 5, 2011

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re:	Legg Mason Partners Money Market Trust

(filing relates solely to Western Asset Municipal Money Market Fund, Western Asset Massachusetts Municipal Money Market Fund, Western Asset California Municipal Money Market Fund and Western Asset New York Municipal Money Market Fund (the “Funds”))

(File Nos. 2-91556 and 811-4052)

Ladies and Gentlemen:

On behalf of Legg Mason Partners Money Market Trust, a Maryland statutory trust (the “Trust”), we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), that the forms of Prospectuses and Statement of Additional Information relating to the Funds, each a series of the Trust, that would have been filed by the Trust pursuant to Rule 497(c) under the 1933 Act upon the effectiveness of Post-Effective Amendment No. 118 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) would not have differed from those contained in the Amendment. The Amendment, which was filed via the EDGAR system on July 22, 2011 and became effective on July 31, 2011, is the most recent amendment to the Trust’s Registration Statement.

Please call the undersigned at (617) 951-8381 or Matthew Prasse at (617) 951-8693 with any questions relating to the filing.

Sincerely,

/s/ Mari A. Wilson

Mari A. Wilson